Agency Agreements	12 Months Ended
Dec. 31, 2018
Agency Agreements
Agency Agreements

Note 7. Agency Agreements

An agency agreement with Western Union, for a period of five years, was signed effective January 1, 2012, whereby the Company facilitates wire transfers and money orders via Western Union’s network. Under the agreement, the Company receives a commission for each transfer conducted. Should the Company close a location, discontinue service at an existing location, or terminate the agreement at any time during the initial term, a prorated portion of this signing bonus must be repaid. In addition, the Company is also entitled to receive certain incentive bonuses, not to exceed $500 for the duration of the agreement, related to new Western Union service locations opened or acquired or certain performance goals met during the term of the agreement. Commission revenue associated with the Western Union contract was $172 for the Successor period ended December 31, 2018, and was $3,089,  $3,410, and $3,830, respectively, for the Predecessor period ended December 12, 2018, and the Predecessor years ended December 31, 2017, and 2016, and included as “Other Income” on the consolidated statements of operations.

A new agency agreement with Western Union, for a period of five years, was signed effective January 1, 2017 and the Predecessor received an $11,000 signing bonus. Revenue related to the current signing bonus was $111 for the Successor period ended December 31, 2018, and was $2,089, and $2,200, respectively, for the Predecessor period ended December 12, 2018, and the Predecessor year ended December 31, 2017, and for a prior signing bonus was $2,640 for the Predecessor year ended December 31, 2016, and is included as “Other Income” on the consolidated statements of operations. The remaining deferred revenue for the signing bonus as of December 31, 2018 and 2017 was $6,600 and $8,800, respectively, and is included as “Deferred revenue” on the consolidated balance sheet.

The Company also receives a bonus for signing up new stores with Western Union. Revenue related to new store bonus was $17 for the Successor period ended December 31, 2018, and was $318,  $335, and $339, for the Predecessor period ended December 12, 2018, and the Predecessor years ended December 31, 2017, and 2016, respectively, and included as “Other Income” on the consolidated statements of operations. The remaining deferred revenue on the new store bonus with Western Union as of December 31, 2018 and 2017 was $920 and $1,255, respectively, and is included as “Deferred revenue” on the consolidated balance sheet.

	Western Union
	Agency Agreement	New Store
	Bonus	Bonus	Total

Deferred Revenue, January 1, 2018 Balance	$8,800	$1,255	$10,055
Western Union 2018 Revenue	2,200	335	2,535
Deferred Revenue, December 31, 2018 Balance	$6,600	$920	$7,520

The Predecessor entered into an agency agreement with Insight Holdings which is a prepaid debit card program manager during 2009. The total amount of fees earned related to the agreement during the Successor period ended December 31, 2018 was $39, and during the Predecessor period ended December 12, 2018, and the Predecessor years ended December 31, 2017, and 2016, totaled $816,  $965 and $1,082, respectively, and are included as “Other Income” on the statements of operations. At December 31, 2018 and 2017 the Company had $899 and $1,062, respectively, in card related pre-funding and receivables on its balance sheet associated with this agreement.